THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

November 19, 2004

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE:  Thrivent Mutual Funds
     1933 Act File No. 33-12911
     1940 Act File No. 811-5075

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of the prospectus and statement of additional information that would have been filed by the above-referenced Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in said registration statement, which was filed electronically on November 12, 2004. The new fund commenced public offerings on November 17, 2004.

Please direct any comments or questions concerning this certificate to me at (612) 340-7215.

Very truly yours,

/s/ James E. Nelson
James E. Nelson
Secretary